Labor and Social Obligations - Summary of the Inputs Used for Arco Plan (Detail) - Arco Plan [member]	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	2.41%
Expected volatility (%)	186.61%
Risk-free interest rate (%)	8.01%
Expected life of share options (years)	6.00
Weighted average share price (R$)	R$ 12.67
Model used	Black & Scholes